COMMITMENTS AND CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITY [Abstract]
COMMITMENTS AND CONTINGENT LIABILITY
NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITY:

a.	Royalty commitment

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products whose research and development was funded, in part, by Government grants. At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed by royalty-bearing Government participations, the Company is not obligated to pay any royalties to the Government.

In the case of the cancellation of a project that was partly financed by royalty-bearing Government participations, the Government of Israel may claim a refund of the grants that it made.

The royalty rate, based on the sales of products resulting from funded research and development projects, was fixed at 3% during the first three years and 3.5-4.5% thereafter. Royalties are paid biannually and are payable up to 100% of the amount of such grants, with the addition of annual interest based on LIBOR. Royalty expenses are classified as part of cost of revenues.

In the event that any of the manufacturing rights or technology is transferred out of Israel, subject to the approval of the Government of Israel, the Company would be required to pay royalties at a higher rate and an increased aggregate payback amount in the range of 120% to 300% of the grants received, based on the applicable project. The total aggregate contingent liability of the Company in respect of royalties to the Government of Israel at December 31, 2011 was approximately $16.7 million (excluding interest accrued).

Royalty expenses totaled $509,000, $366,000 and $645,000, in the years ended December 31, 2009, 2010 and 2011, respectively, and are included in the statements of operations in cost of revenues.

b.	Lease commitments

The Company has entered into several operating lease agreements with respect to its offices. The main agreement is for the premises it uses in Israel. The Company has an option to terminate this lease agreement on six-months' advance notice.

The projected annual rental payments for 2012 and for subsequent years, at rates and for leases in effect for 2011 at December 31, 2011, are approximately $900,000.

Lease expenses totaled $1,149,000, $1,161,000 and $1,225,000 in the years ended December 31, 2009, 2010 and 2011, respectively.